Shareholders' equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023
Stockholders' Equity Note [Abstract]
Authorized shares of common stock (shares)			3,500,000,000	3,500,000,000
Common stock, par value (usd per share)			$ 0.01	$ 0.01
Common stock, shares, outstanding (shares)			759,344,092
Increase in common stock dividend	14.00%
Dividends on common stock, cash paid (usd per share)	$ 0.42	$ 0.37	$ 1.58	$ 1.42	$ 1.30
Authorized amount of shares to repurchase						$ 5,000
Treasury stock acquired (shares)			55,800,000
Treasury stock acquired, average cost per share (usd per share)			$ 46.66
Shares repurchased during period, value			$ 2,600